INTANGIBLES, NET (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 09, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)		$ 5,508,595		$ 5,508,595
Amortization of Intangible Assets		194,030	$ 287,990	578,247	464,589	$ 505,091	$ 0
Notes Payable		$ 2,678,403		2,678,403		3,911,446	$ 1,098,158
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Trade Names, Gross						5,228,548
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Trade Names, Gross						509,818
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Trade Names, Gross						450,307
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Trade Names, Gross						$ 282,948
WTI Global Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Business Combination, Consideration Transferred	$ 687,500
Notes Payable	170,000
Equity infusion	$ 517,500
Pro Forma [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)				$ 5,508,595	$ 5,590,485